Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Amount due to related party A	$ 160,693	$ 160,693		$ 0	$ 1,309,077
Converted notes				23,400
Repayment of related party debt		25,000	$ 60,000	740,880	125,000
Amortization of debt discount		$ 2,226,678	$ 72,996	196,077	0
Operational Purpose [Member] | Convertible notes - related parties [Member]
Exercise price, per share		$ 3.00
Amount due to related party A				$ 576,693
Debt discount		$ 1,824,087
Term Period		12 years		12 years
Accrued financing fee		$ 63,918
Debt instrument interest rate				10.00%
Fixed conversion price				$ 2.16
Converted notes	$ 2,000,000	$ 2,000,000
Stock warrants issued	416,667	416,667
Conversion price	$ 2.40	$ 2.40
Original discount	$ 160,000	$ 160,000
Original issued discounts of discount and financing fee	223,918	223,918
Original issued discounts of discount warrant	1,600,169	1,600,169
Interest expenses	64,946	160,393
Accrued interest	160,393	160,393
Amortization of debt discount	$ 915,548	$ 1,094,944
Interest Rate		10.00%
Operational Purpose [Member] | Related Party A [Member]
Advance from related party				$ 6,495	246,425
Operational Purpose [Member] | Related Party B [Member]
Repayment of related party debt				410,880	0
Working Capital Purpose [Member] | Related Party A [Member]
Amount due to related party A				576,693
Repayment of related party debt				330,000	125,000
Convertible note issued				576,693
Advance from related party				$ 2,000	$ 307,500